Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,856,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,604.01
Total Offset Amount	0.00
Net Fee	2,604.01
Narrative - Max Aggregate Offering Price	$ 18,856,000.00
Final Prospectus	true